LOANS AND BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2019
LOANS AND BORROWINGS
Schedule of borrowings

	As of	As of
	December 31,	September 30,
	2018	2019

Short-term borrowings	684,788	296,177
Current portion of long-term borrowings	598,532	620,419
Sub-total	1,283,320	916,596
Long-term borrowings, excluding current portion	5,203,708	7,442,030
Total loans and borrowings	6,487,028	8,358,626

Schedule of short-term borrowings

	As of	As of
	December 31,	September 30,
	2018	2019

Unsecured short-term loans and borrowings	30,000	60,000
Secured short-term loans and borrowings	654,788	236,177
	684,788	296,177

Schedule of assets to secure the short-term borrowings

	As of	As of
	December 31, 2018	September 30, 2019

Accounts receivable	18,796	10,626
Property and equipment, net	203,290	—
	222,086	10,626

Schedule of long-term borrowings

	As of	As of
	December 31, 2018	September 30, 2019

Unsecured long-term loans and borrowings	85,250	71,000
Secured long-term loans and borrowings	5,716,990	7,991,449
	5,802,240	8,062,449

Schedule of assets to secure the long-term borrowings

	As of	As of
	December 31,	September 30,
	2018	2019

Accounts receivable (Note)	347,142	553,287
Property and equipment, net	1,513,446	2,299,109
Prepaid land use rights, net	13,241	752,859
	1,873,829	3,605,255

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

Schedule of aggregate maturities of the long-term loans and borrowings

Twelve-months ending September 30,	Long-term borrowings
2020	620,419
2021	1,075,970
2022	1,916,326
2023	1,903,732
2024	1,850,560
Thereafter	695,442
8,062,449